Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash
Prepaid expenses and other current assets
Total current assets
Total non-current assets
TOTAL ASSETS	0	0	0
CURRENT LIABILITIES
Accounts payable	29,367
Obligation to issue preferred stock to officer
Note payable - former officer
Total current liabilities	29,367
TOTAL LIABILITIES	29,367
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.001; 50,000,000 shares authorized; 0 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively
Preferred stock (accrued and issued in December 2021), net of subscription receivable - related party	90,665
Common stock, par value $0.001; 350,000,000 shares authorized, 235,176,673 shares issued and outstanding as of September 30, 2021 and 2020, respectively-related party	235,177	235,177	235,177
Additional paid in capital
Accumulated deficit	(355,209)	(235,177)	(235,177)
Total stockholders' deficit	(29,367)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0	$ 0